INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal state and local			$ 0	$ 0
Total current			0	0
Deferred:
Federal State and local benefit			(1,705,046)	(2,945,915)
Net operating loss, net of state tax effect			(60,546)	(107,011)
Meals and entertainment			4,459	4,506
Stock based expenses			87,706	124,124
Impairment			567,629	199,473
Amortization			153,497	182,411
Derivative expense			239,468	0
Other			0	61,472
Change in allowance			712,833	2,480,939
Total benefit	$ 0	$ 0	$ 0	$ 0